Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Financial Instruments	Fair value of financial instruments

December 31, 2021	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investments carried at fair value	$1,848,456	$1,848,456	$1,753,210	$—	$95,246
Development loans and other receivables	32,261	33,286	—	33,286	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	15,362	15,362	—	—	15,362
Interest rate swap designated as a hedge	1,581	1,581	—	1,581	—
Commodity contracts for regulated operations	1,721	1,721	—	1,721	—
Cross currency swap designated as a net investment hedge	1,958	1,958	—	1,958	—
Total derivative instruments	20,622	20,622	—	5,260	15,362
Total financial assets	$1,901,339	$1,902,364	$1,753,210	$38,546	$110,608
Long-term debt	$6,211,375	$6,543,933	$2,418,580	$4,125,352	$—
Notes payable to related party	25,808	25,808	—	25,808	—
Convertible debentures	277	519	519	—	—
Preferred shares, Series C	13,348	14,580	—	14,580	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	60,462	60,462	—	—	60,462
Energy contracts not designated as a cash flow hedge	1,169	1,169	—	—	1,169
Cross-currency swap designated as a net investment hedge	50,258	50,258	—	50,258	—
Interest rate swaps designated as a hedge	7,008	7,008	—	7,008	—
Commodity contracts for regulated operations	1,348	1,348	—	1,348	—
Total derivative instruments	120,245	120,245	—	58,614	61,631
Total financial liabilities	$6,371,053	$6,705,085	$2,419,099	$4,224,354	$61,631
24.Financial instruments (continued)
(a)Fair value of financial instruments (continued)

December 31, 2020	Carrying amount	Fair value	Level 1	Level 2	Level 3
Long-term investment carried at fair value	$1,839,212	$1,839,212	$1,708,683	$20,015	$110,514
Development loans and other receivables	23,804	31,088	—	31,088	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	51,525	51,525	—	—	51,525
Energy contracts not designated as a cash flow hedge	388	388	—	—	388
Commodity contracts for regulatory operations	194	194	—	194	—
Total derivative instruments	52,107	52,107	—	194	51,913
Total financial assets	$1,915,123	$1,922,407	$1,708,683	$51,297	$162,427
Long-term debt	$4,538,470	$5,140,059	$2,316,586	$2,823,473	$—
Notes payable to related party	30,493	30,493	—	30,493	—
Convertible debentures	295	623	623	—	—
Preferred shares, Series C	13,698	15,565	—	15,565	—
Derivative instruments:
Energy contracts designated as a cash flow hedge	5,597	5,597	—	—	5,597
Energy contracts not designated as a cash flow hedge	332	332	—	—	332
Cross-currency swap designated as a net investment hedge	84,218	84,218	—	84,218	—
Forward Interest rate swaps designated as a hedge	19,649	19,649	—	19,649	—
Commodity contracts for regulated operations	614	614	—	614	—
Total derivative instruments	110,410	110,410	—	104,481	5,929
Total financial liabilities	$4,693,366	$5,297,150	$2,317,209	$2,974,012	$5,929

Summary of Commodity Volumes Associated with Derivative Contracts	The following are commodity volumes, in dekatherms (“dths”), associated with the above derivative contracts:

2021
Financial contracts: Swaps	3,239,873
Options	165,671
3,405,544

Schedule of Long-Term Energy Derivative Contracts
The Company reduces the price risk on the expected future sale of power generation at the Sandy Ridge, Senate and Minonk Wind Facilities by entering into the following long-term energy derivative contracts.

Notional quantity (MW-hrs)	Expiry	Receive average prices (per MW-hr)	Pay floating price (per MW-hr)
4,585,008	September 2030	$24.54	Illinois Hub
527,931	December 2028	$32.11	PJM Western HUB
2,465,763	December 2027	$23.67	NI HUB
1,998,095	December 2027	$36.46	ERCORT North HUB

Schedule of Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Consolidated Statement of Operations
The following table summarizes OCI attributable to derivative financial instruments designated as a cash flow hedge:

	2021	2020
Effective portion of cash flow hedge	$(97,103)	$(13,418)
Amortization of cash flow hedge	(2,132)	(1,248)
Amounts reclassified from AOCI	44,904	(9,616)
OCI attributable to shareholders of AQN	$(54,331)	$(24,282)

Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges
The effects on the consolidated statements of operations of derivative financial instruments not designated as hedges consist of the following:

	2021	2020
Change in unrealized loss on derivative financial instruments:
Energy derivative contracts	$(5,353)	$(901)
Total change in unrealized loss on derivative financial instruments	$(5,353)	$(901)
Realized gain (loss) on derivative financial instruments:
Energy derivative contracts	$(108)	$(1,145)
Currency forward contract	2,329	2,363
Total realized loss on derivative financial instruments	$2,221	$1,218
Loss on derivative financial instruments not accounted for as hedges	(3,132)	317
Amortization of AOCI gains frozen as a result of hedge dedesignation	3,712	3,009
	$580	$3,326
Amounts recognized in the consolidated statements of operations consist of:
Gain (loss) on derivative financial instruments	$(1,749)	$964
Gain on foreign exchange	2,329	2,362
	$580	$3,326

Schedule of Maximum Credit Risk Exposure for Financial Instruments
As of December 31, 2021, the Company’s maximum exposure to credit risk for these financial instruments was as follows:

2021
Cash and cash equivalents and restricted cash	$161,389
Accounts receivable	422,752
Allowance for doubtful accounts	(19,327)
Notes receivable	31,468
$596,282

Schedule of Liabilities Maturity Profile
The Company’s liabilities mature as follows:

	Due less than 1 year	Due 2 to 3 years	Due 4 to 5 years	Due after 5 years	Total
Long-term debt obligations	$834,645	$500,070	$1,217,235	$3,671,384	$6,223,334
Interest on long-term debt	196,824	348,479	297,461	1,004,448	1,847,212
Purchase obligations	614,024	—	—	—	614,024
Environmental obligation	12,751	23,876	1,066	19,474	57,167
Advances in aid of construction	1,706	—	—	80,874	82,580
Derivative financial instruments:
Cross-currency swap	27,936	23,115	2,604	1,888	55,543
Interest rate swaps	2,145	2,141	1,335	1,394	7,015
Energy derivative and commodity contracts	8,489	20,148	16,517	17,826	62,980
Contract adjustment payments on Green Equity Units	75,555	112,025	—	—	187,580
Other obligations	66,916	4,473	4,427	260,111	335,927
Total obligations	$1,840,991	$1,034,327	$1,540,645	$5,057,399	$9,473,362